STOCKHOLDERS’ EQUITY	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
STOCKHOLDERS’ EQUITY

NOTE 4 – STOCKHOLDERS’ EQUITY

Issued and Authorized

As of December 31, 2024, the Company had 33,336,729 shares of its common stock and 1 share of its preferred stock issued and outstanding. As of December 31, 2023, the Company had 9,674,497 shares of its common stock and 1 share of its preferred stock issued and outstanding. As of December 31, 2024, the Company had 190,000,000 (40,000,000 on December 31, 2023) common shares and 10,000,000 (6,148,212 on December 31, 2023) preferred shares authorized.

Common Stock

During the year ended December 31, 2024, the Company issued 23,662,232 shares of common stock, as follows:

	Number of shares	Cash received
Shares arising from stock-based compensation to executives	2,180,977	13,500
Issuance of shares in connection with sales made under private offerings	3,009,162	1,582,250
Shares issued in connection with the merger	18,472,093	-
Total	23,662,232	1,595,750

During the year ended December 31, 2023, the Company issued and sold 827,180 shares of common stock for cash proceeds of $612,300.

During the year ended December 31, 2022, the Company issued and sold 1,853,626 shares of common stock for cash proceeds of $489,875.

Preferred A Stock

In 2016, the Company issued to Marc Fogassa, its Founder, Chief Executive Officer, and Chairman, one share of a Series A Convertible Preferred Stock (“Preferred A Stock”). The Certificate of Designations, Preferences and Rights of Preferred A Stock provides that for so long as it is issued and outstanding, its holders shall vote together as a single class with the holders of the Company’s common stock, with the holders of Preferred A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Preferred A Stock then outstanding, and the holders of common stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.

Stock Options

During the year ended December 31, 2024, the Company granted Mr. Fogassa as contractual compensation options to purchase an aggregate of 210,000 shares of its common stock. Such options corresponded to the period between January 1, 2024 to June 30, 2024. The options issued in 2024 were valued at $41,938 in total. The options were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on date of grant $0.74 to $1.00, a strike price of $0.01 to $1.00, illiquidity discount of 75%, expected dividend yield of 0%, annualized volatility of 241% to 312%, risk-free interest rate of 3.88% to 4.64%, and an expected term of five to ten years.

During the year ended December 31, 2023, the Company granted Mr. Fogassa as contractual compensation options to purchase an aggregate of 420,000 shares of its common stock. Such awards corresponded to the period between January 1, 2023, to December 31, 2023. The options issued in 2023 were valued at $115,038 in total. The options were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on date of grant $0.65 to $2.10, a strike price of $0.01 to $1.00, illiquidity discount of 75%, expected dividend yield of 0%, annualized volatility of 268% to 364%, risk-free interest rate of 3.42% to 4.73%, and an expected term of five to ten years.

During the year ended December 31, 2022, the Company granted officers and directors as contractual compensation options to purchase an aggregate of 420,000 shares of its common stock. Such awards corresponded to the period between January 1, 2022, to December 31, 2022. The options issued in 2022 were valued at $104,140 in total. The options were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on date of grant $0.80 to $1.20, a strike price of $0.01 to $1.00, illiquidity discount of 75%, expected dividend yield of 0%, annualized volatility of 295% to 372%, risk-free interest rate of 1.51% to 4.05%, and an expected term of five to ten years.

The following table reflects all outstanding and exercisable options on December 31, 2024. All stock options immediately vest and are exercisable for a period of five to ten years from the date of issuance.

			Average
	Number of		Remaining
	Options	Average Exercise	Contractual Life
	Outstanding	Price	(Years)
Outstanding, December 31, 2022	1,905,000	0.56	4.74
Issued in 2023	420,000	0.15	8.98
Exercised in 2023	1,115,000	0.98	-
Outstanding, December 31, 2023	1,210,000	0.04	8.22
Issued in 2024	376,667	0.48	5.62
Exercised in 2024	1,350,000	0.01	-
Outstanding, December 31, 2024	236,667	0.93	1.85

Stock Warrants

During the years ended December 31, 2024, 2023 and 2022 the company did not issue any warrants.

Restricted Stock Units

During the year ended December 31, 2023, the Company granted RSUs to certain executives of the Company. Each RSU is redeemable for one share of the Company’s common stock immediately upon vesting. The RSUs granted with immediate-vesting and time-vesting conditions were as follows:

1)	790,168 RSUs which vested immediately upon grant.
2)	516,471 RSUs which time-vest, being 25% of the RSUs annually vested from 2025 to 2028.

These RSUs granted with immediate-vesting and time-vesting conditions were issued with a total grant date fair value of $460,247, measured using the Company’s volume weighted average price trailing to the date the RSU was granted.

Apollo Resources Corporation [Member]
Restructuring Cost and Reserve [Line Items]
STOCKHOLDERS’ EQUITY

NOTE 3 – STOCKHOLDERS’ EQUITY

Issued and Authorized

As of December 31, 2023, The Company had 2,122,175 shares of its common stock and 1 share of its preferred stock issued and outstanding. As of December 31, 2023, The Company had 49,999,000 common stock authorized.

Common Stock

During the year ended December 31, 2023, The Company issued and sold 525,750 shares of common stock for proceeds of $3,154,500, paid through the conversion of an intercompany loan from Atlas Lithium Corporation into share capital.

Preferred A Stock

In 2016, Company issued to Marc Fogassa, its Founder, Chief Executive Officer, and Chairman, one share of a Series A Convertible Preferred Stock (“Preferred A Stock”). The Certificate of Designations, Preferences and Rights of Preferred A Stock provides that for so long as it is issued and outstanding, its holders shall vote together as a single class with the holders of the Company’s common stock, with the holders of Preferred A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Preferred A Stock then outstanding, and the holders of common stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.

Stock Options

During the year ended December 31, 2023, the Company granted Marc Fogassa as contractual compensation options to purchase an aggregate of 180,000 shares of its common stock. Such awards corresponded to the period between January 1, 2023, to December 31, 2023. The options issued in 2023 were valued at $197,805 in total.

Stock Warrants

During the years ended December 31, 2023 and 2022 the company did not issue any warrants.